Commitments and Contingencies (Q1) (Details)		3 Months Ended			12 Months Ended
	Nov. 01, 2021 USD ($) $ / shares	Mar. 31, 2024 USD ($) Demand shares	Dec. 31, 2023 USD ($) Demand shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Demand shares	Dec. 31, 2022 USD ($) shares	Dec. 29, 2023 USD ($) shares	Apr. 25, 2023 USD ($) shares
Underwriting Agreement [Abstract]
Deferred underwriting fees	$ 8,650,000	$ 0	$ 0	$ 0	$ 0	$ 8,650,000
Recovery of offering costs allocated to warrants		309,534		309,534	309,534	0
Waiver of deferred underwriter fee		8,340,466		$ 8,340,466	8,340,466
Marketing Fee Agreement [Abstract]
Advisory fee		150,000			150,000
Excise Tax [Abstract]
Excise tax payable		2,235,006	$ 2,235,006		2,235,006	$ 0
Minimum [Member]
Marketing Fee Agreement [Abstract]
Payment to advisors upon close		$ 2,000,000			$ 2,000,000
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand		3	3		3
Marketing Fee Agreement [Abstract]
Payment to advisors upon close		$ 6,000,000			$ 6,000,000
IPO [Member]
Underwriting Agreement [Abstract]
Deferred underwriting fee per unit (in dollars per share) | $ / shares	$ 0.376
Class A Common Stock [Member]
Excise Tax [Abstract]
Common stock subject to possible redemption (in shares) | shares		1,717,578	1,717,578		1,717,578	23,000,000	3,985,213	21,282,422
Aggregate redemption amount		$ 223,500,610	$ 223,500,610		$ 223,500,610		$ 43,640,022	$ 179,860,588
Excise tax liability		1.00%	1.00%		1.00%
Excise tax payable		$ 2,235,006	$ 2,235,006		$ 2,235,006
Class B Common Stock [Member]
Underwriting Agreement [Abstract]
Increase in income available to common stock		$ 8,650,000			$ 8,650,000